Cover	Jan. 20, 2022
Cover [Abstract]
Entity Registrant Name	BIOADAPTIVES, INC.
Entity Central Index Key	0001575142
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jan. 20, 2022
Entity Incorporation State Country Code	DE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-54949
Entity Tax Identification Number	46-2592228
Entity Address Address Line 1	2620 Regatta Drive
Entity Address Address Line 2	Suite 102
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89128
Local Phone Number	659-8829
City Area Code	702